Interest Rate Derivatives - Schedule of Cash Flow Hedges (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Derivative [Line Items]
Total loss in comprehensive income	$ (184)	$ (1,528)
Cash Flow Hedging [Member]
Derivative [Line Items]
Total unamortized premium		224
Total loss in comprehensive income		(1,528)
Total unamortized cap		25
Cash Flow Hedging [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Total loss in comprehensive income		(199)
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Total loss in comprehensive income		$ (1,329)